SUPPLEMENT TO THE
FIDELITY DAILY INCOME
TRUST
PROSPECTUS
DATED OCTOBER 25, 1995
The following information
replaces the similar information
found in the chart on page 17.









SUPPLEMENT TO THE
FIDELITY DAILY INCOME
TRUST
PROSPECTUS
DATED OCTOBER 25, 1995
The following information
replaces the similar information
found in the chart on page 17.









FDI-95-2  November 24, 1995
FDI-95-2  November 24, 1995

Check (check_graphic)   All account     (small solid bullet) If your account is not an
                        types except    Ultra Service Account,
                        retirement      there is a $1.00 charge for
                                        each check written under
                                        $500.
                                        (small solid bullet) All account owners must
                                        sign a signature card to
                                        receive a checkbook.




Check (check_graphic)   All account     (small solid bullet) If your account is not an
                        types except    Ultra Service Account,
                        retirement      there is a $1.00 charge for
                                        each check written under
                                        $500.
                                        (small solid bullet) All account owners must
                                        sign a signature card to
                                        receive a checkbook.
